Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	LEGG MASON TAX FREE INCOME FUND
Central Index Key	dei_EntityCentralIndexKey	0000869906
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 29, 2011
Prospectus Date	rr_ProspectusDate	Jul 31, 2011

Legg Mason Investment Counsel Maryland Tax-Free Income Trust
Legg Mason Investment Counsel Maryland Tax-Free Income Trust
Investment objective
A high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 15 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 28 under the heading "Sales Charge Waivers and Reductions."

Shareholder fees (paid directly from your investment) (%)
Shareholder Fees - Legg Mason Investment Counsel Maryland Tax-Free Income Trust	Class A		Class C	Class FI	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25%		none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	none	[1]	1.00%	none	none
[1]	Generally

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Investment Counsel Maryland Tax-Free Income Trust		Class A	Class C	Class FI		Class I
Management fees		0.55%	0.55%	0.55%		0.55%
Distribution and/or service (12b-1) fees		0.15%	0.70%	0.25%	[1]	none
Other expenses		0.14%	0.18%	0.32%	[2]	0.23%
Total annual fund operating expenses		0.84%	1.43%	1.12%		0.78%
Fees forgone and/or expenses reimbursed	[3]	(0.14%)	(0.18%)	(0.32%)		(0.33%)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	[3]	0.70%	1.25%	0.80%		0.45%
[1]	The 12b-1 fee shown in the table reflects the amount at which the Board of Trustees (the "Board") has currently limited payments under the fund's Class FI Distribution Plan. Pursuant to the Distribution Plan, the Board may authorize payment of up to 0.40% of the fund's Class FI shares' average net assets without shareholder approval.
[2]	"Other expenses" for Class FI shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.
[3]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.70%, 1.25%, 0.80% and 0.45% for Class A, C, FI and I shares, respectively. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Investment Counsel Maryland Tax-Free Income Trust (USD $)	1 year	3 years	5 years	10 years
Class A	493	668	858	1,406
Class C	227	434	764	1,697
Class FI	82	325	586	1,334
Class I	46	216	400	934

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Investment Counsel Maryland Tax-Free Income Trust (USD $)	1 year	3 years	5 years	10 years
Class A	493	668	858	1,406
Class C	127	434	764	1,697
Class FI	82	325	586	1,334
Class I	46	216	400	934

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal year ended March 31, 2011, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in debt instruments issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities or public authorities, the interest on which, in the opinion of counsel to the issuers of those instruments, is exempt from federal and Maryland state and local income taxes. Securities considered for investment must be investment grade. The fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, private activity bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal obligations, the interest of which is exempt from Maryland state and local taxes and is not considered a tax preference item for the purpose of the alternative minimum tax. This is a fundamental policy of the fund, which may be changed only by a vote of fund shareholders.

The fund may invest in securities of any maturity. The portfolio manager anticipates that the dollar-weighted average maturity for the fund will be in the long-intermediate-term to long-term range (generally from 7 to 20 years) although, at times, depending on the portfolio manager's market outlook, the average maturity may be somewhat longer or shorter than this. The tax consequences of trading activity are always considered.

The fund may take temporary defensive and cash management positions; in such a case, the fund may not be pursuing its principal investment strategies and may not achieve its investment objective.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. In addition, the market prices of fixed income securities held by the fund may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration fixed income securities. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the past several years. If this market volatility continues, it may cause a higher degree of volatility in the net asset values of many mutual funds, including the fund. These market conditions may continue or get worse and it is difficult to predict their magnitude or duration. Over the past several years, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

Non-diversification risk. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio selection risk. The value of your investment may decrease if the portfolio manager's judgment about the attractiveness, value of or market trends affecting a particular security, industry or sector, country or region, or about market movements is incorrect.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. The fund may invest a significant portion of its assets in securities that are not general obligations of a state. These may be issued by local governments or public authorities and may vary significantly from the state's general obligations. They may also not be backed by the taxing power of the government unit that issued them.

Prepayment or call risk. Many issuers of debt securities have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, any reinvestment of the proceeds would be at then-current yields, which would be lower than the yield on the security that was paid off. The fund may also lose any premium it paid on the security.

Risks associated with focusing on investments in Maryland municipal securities. The fund focuses its investments on Maryland municipal securities and may be affected significantly by adverse economic, political developments or other events affecting Maryland obligors.

Risks relating to investments in municipal securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In addition, some local jurisdictions have invested heavily in derivative instruments and may hold portfolios of uncertain valuation. These developments could reduce the value of all municipal securities or the securities of particular issuers or reduce the attractiveness of investing in municipal instruments as compared to taxable instruments.

Sector focus risk. The fund may focus a significant portion of its investments in a single sector of the municipal securities market. In doing so, the fund is more susceptible to factors adversely affecting that sector than would be a fund not following this practice. In addition, the fund may invest in securities issued by hospitals and other healthcare providers. Pressure to reduce expenses and to limit lengths of stay and significant changes in federal healthcare policies may adversely affect the financial health of some hospitals.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested it could be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer shares or lower redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark. No performance information is shown for Class FI shares because Class FI shares have not yet commenced operations as of the date of this prospectus. The returns for Class FI shares would differ from those of other classes' shares to the extent those classes bear different expenses. The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

 Calendar Years ended December 31

Best quarter (ended 03/31/2009): 7.17 Worst quarter (ended 12/31/2010): (4.09)

The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 3.21

Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Investment Counsel Maryland Tax-Free Income Trust		1 year	5 years		10 years		Since inception	Inception date
Class A		(2.60%)	2.89%		3.88%
Class A Return after taxes on distributions		(2.60%)	2.89%		3.87%
Class A Return after taxes on distributions and sale of fund shares		(0.38%)	3.06%		3.92%
Class C	[1]	0.17%		[2]		[2]	5.02%	Feb 5, 2009
Class I	[1]	1.83%		[2]		[2]	4.95%	Jul 30, 2008
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.38%	4.09%		4.83%
[1]	For the period February 5, 2009 (commencement of operations of Class C) to December 31, 2010 and the period July 30, 2008 (commencement of operations of Class I) to December 31, 2010, the average annual total return of the Barclays Capital Municipal Bond Index was 5.30% and 4.98%, respectively.
[2]	N/A

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON TAX FREE INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
Legg Mason Investment Counsel Maryland Tax-Free Income Trust | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.70%	[2]
1 year	rr_ExpenseExampleYear01	493
3 years	rr_ExpenseExampleYear03	668
5 years	rr_ExpenseExampleYear05	858
10 years	rr_ExpenseExampleYear10	1,406
1 year	rr_ExpenseExampleNoRedemptionYear01	493
3 years	rr_ExpenseExampleNoRedemptionYear03	668
5 years	rr_ExpenseExampleNoRedemptionYear05	858
10 years	rr_ExpenseExampleNoRedemptionYear10	1,406
Annual Return 2001	rr_AnnualReturn2001	4.30%
Annual Return 2002	rr_AnnualReturn2002	8.34%
Annual Return 2003	rr_AnnualReturn2003	5.01%
Annual Return 2004	rr_AnnualReturn2004	4.12%
Annual Return 2005	rr_AnnualReturn2005	2.65%
Annual Return 2006	rr_AnnualReturn2006	3.96%
Annual Return 2007	rr_AnnualReturn2007	2.63%
Annual Return 2008	rr_AnnualReturn2008	(4.53%)
Annual Return 2009	rr_AnnualReturn2009	16.22%
Annual Return 2010	rr_AnnualReturn2010	1.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.09%)
1 year	rr_AverageAnnualReturnYear01	(2.60%)
5 years	rr_AverageAnnualReturnYear05	2.89%
10 years	rr_AverageAnnualReturnYear10	3.88%
Legg Mason Investment Counsel Maryland Tax-Free Income Trust | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.60%)
5 years	rr_AverageAnnualReturnYear05	2.89%
10 years	rr_AverageAnnualReturnYear10	3.87%
Legg Mason Investment Counsel Maryland Tax-Free Income Trust | Class A | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.38%)
5 years	rr_AverageAnnualReturnYear05	3.06%
10 years	rr_AverageAnnualReturnYear10	3.92%
Legg Mason Investment Counsel Maryland Tax-Free Income Trust | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.25%	[2]
1 year	rr_ExpenseExampleYear01	227
3 years	rr_ExpenseExampleYear03	434
5 years	rr_ExpenseExampleYear05	764
10 years	rr_ExpenseExampleYear10	1,697
1 year	rr_ExpenseExampleNoRedemptionYear01	127
3 years	rr_ExpenseExampleNoRedemptionYear03	434
5 years	rr_ExpenseExampleNoRedemptionYear05	764
10 years	rr_ExpenseExampleNoRedemptionYear10	1,697
1 year	rr_AverageAnnualReturnYear01	0.17%	[3]
5 years	rr_AverageAnnualReturnYear05		[3],[4]
10 years	rr_AverageAnnualReturnYear10		[3],[4]
Since inception	rr_AverageAnnualReturnSinceInception	5.02%	[3]
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 5, 2009	[3]
Legg Mason Investment Counsel Maryland Tax-Free Income Trust | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[5]
Other expenses	rr_OtherExpensesOverAssets	0.32%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.80%	[2]
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	325
5 years	rr_ExpenseExampleYear05	586
10 years	rr_ExpenseExampleYear10	1,334
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	325
5 years	rr_ExpenseExampleNoRedemptionYear05	586
10 years	rr_ExpenseExampleNoRedemptionYear10	1,334
Legg Mason Investment Counsel Maryland Tax-Free Income Trust | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.45%	[2]
1 year	rr_ExpenseExampleYear01	46
3 years	rr_ExpenseExampleYear03	216
5 years	rr_ExpenseExampleYear05	400
10 years	rr_ExpenseExampleYear10	934
1 year	rr_ExpenseExampleNoRedemptionYear01	46
3 years	rr_ExpenseExampleNoRedemptionYear03	216
5 years	rr_ExpenseExampleNoRedemptionYear05	400
10 years	rr_ExpenseExampleNoRedemptionYear10	934
1 year	rr_AverageAnnualReturnYear01	1.83%	[3]
5 years	rr_AverageAnnualReturnYear05		[3],[4]
10 years	rr_AverageAnnualReturnYear10		[3],[4]
Since inception	rr_AverageAnnualReturnSinceInception	4.95%	[3]
Inception date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2008	[3]
Legg Mason Investment Counsel Maryland Tax-Free Income Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Investment Counsel Maryland Tax-Free Income Trust
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 15 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 28 under the heading "Sales Charge Waivers and Reductions."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment) (%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal year ended March 31, 2011, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class FI shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in debt instruments issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities or public authorities, the interest on which, in the opinion of counsel to the issuers of those instruments, is exempt from federal and Maryland state and local income taxes. Securities considered for investment must be investment grade. The fund may invest 25% or more of its total assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, private activity bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal obligations, the interest of which is exempt from Maryland state and local taxes and is not considered a tax preference item for the purpose of the alternative minimum tax. This is a fundamental policy of the fund, which may be changed only by a vote of fund shareholders.

The fund may invest in securities of any maturity. The portfolio manager anticipates that the dollar-weighted average maturity for the fund will be in the long-intermediate-term to long-term range (generally from 7 to 20 years) although, at times, depending on the portfolio manager's market outlook, the average maturity may be somewhat longer or shorter than this. The tax consequences of trading activity are always considered.

The fund may take temporary defensive and cash management positions; in such a case, the fund may not be pursuing its principal investment strategies and may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. In addition, the market prices of fixed income securities held by the fund may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration fixed income securities. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in the past several years. If this market volatility continues, it may cause a higher degree of volatility in the net asset values of many mutual funds, including the fund. These market conditions may continue or get worse and it is difficult to predict their magnitude or duration. Over the past several years, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

Non-diversification risk. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio selection risk. The value of your investment may decrease if the portfolio manager's judgment about the attractiveness, value of or market trends affecting a particular security, industry or sector, country or region, or about market movements is incorrect.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. The fund may invest a significant portion of its assets in securities that are not general obligations of a state. These may be issued by local governments or public authorities and may vary significantly from the state's general obligations. They may also not be backed by the taxing power of the government unit that issued them.

Prepayment or call risk. Many issuers of debt securities have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, any reinvestment of the proceeds would be at then-current yields, which would be lower than the yield on the security that was paid off. The fund may also lose any premium it paid on the security.

Risks associated with focusing on investments in Maryland municipal securities. The fund focuses its investments on Maryland municipal securities and may be affected significantly by adverse economic, political developments or other events affecting Maryland obligors.

Risks relating to investments in municipal securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In addition, some local jurisdictions have invested heavily in derivative instruments and may hold portfolios of uncertain valuation. These developments could reduce the value of all municipal securities or the securities of particular issuers or reduce the attractiveness of investing in municipal instruments as compared to taxable instruments.

Sector focus risk. The fund may focus a significant portion of its investments in a single sector of the municipal securities market. In doing so, the fund is more susceptible to factors adversely affecting that sector than would be a fund not following this practice. In addition, the fund may invest in securities issued by hospitals and other healthcare providers. Pressure to reduce expenses and to limit lengths of stay and significant changes in federal healthcare policies may adversely affect the financial health of some hospitals.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested it could be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer shares or lower redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-diversification risk. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark. No performance information is shown for Class FI shares because Class FI shares have not yet commenced operations as of the date of this prospectus. The returns for Class FI shares would differ from those of other classes' shares to the extent those classes bear different expenses. The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

 Calendar Years ended December 31

Best quarter (ended 03/31/2009): 7.17 Worst quarter (ended 12/31/2010): (4.09)

The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 3.21

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Legg Mason Investment Counsel Maryland Tax-Free Income Trust | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.38%
5 years	rr_AverageAnnualReturnYear05	4.09%
10 years	rr_AverageAnnualReturnYear10	4.83%

[1]	Generally
[2]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.70%, 1.25%, 0.80% and 0.45% for Class A, C, FI and I shares, respectively. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limit described above.
[3]	For the period February 5, 2009 (commencement of operations of Class C) to December 31, 2010 and the period July 30, 2008 (commencement of operations of Class I) to December 31, 2010, the average annual total return of the Barclays Capital Municipal Bond Index was 5.30% and 4.98%, respectively.
[4]	N/A
[5]	The 12b-1 fee shown in the table reflects the amount at which the Board of Trustees (the "Board") has currently limited payments under the fund's Class FI Distribution Plan. Pursuant to the Distribution Plan, the Board may authorize payment of up to 0.40% of the fund's Class FI shares' average net assets without shareholder approval.
[6]	"Other expenses" for Class FI shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011